Comprehensive Income	12 Months Ended
Dec. 31, 2016
Comprehensive Income

Note 13

Comprehensive Income

Comprehensive income consists of net income and other gains and losses affecting equity that, under U.S. GAAP, are excluded from net income. Significant changes in the components of Other comprehensive income, net of provision for income taxes are described below.

Accumulated Other Comprehensive Income

The changes in the balances of Accumulated other comprehensive income by component are as follows:

(dollars in millions)	Foreign currency translation adjustments	Unrealized gain (loss) on cash flow hedges	Unrealized gain (loss) on marketable securities	Defined benefit pension and postretirement plans	Total
Balance at January 1, 2014	$853	$113	$117	$1,275	$2,358
Other comprehensive income (loss)	(288)	(89)	14	–	(363)
Amounts reclassified to net income	(911)	(108)	(19)	154	(884)

Net other comprehensive income (loss)	(1,199)	(197)	(5)	154	(1,247)

Balance at December 31, 2014	(346)	(84)	112	1,429	1,111
Other comprehensive loss	(208)	(1,063)	(5)	–	(1,276)
Amounts reclassified to net income	–	869	(6)	(148)	715

Net other comprehensive loss	(208)	(194)	(11)	(148)	(561)

Balance at December 31, 2015	(554)	(278)	101	1,281	550
Other comprehensive income (loss)	(159)	(225)	(13)	2,881	2,484
Amounts reclassified to net income	–	423	(42)	(742)	(361)

Net other comprehensive income (loss)	(159)	198	(55)	2,139	2,123

Balance at December 31, 2016	$(713)	$(80)	$46	$3,420	$2,673

The amounts presented above in net other comprehensive income (loss) are net of taxes. The amounts reclassified to net income related to foreign currency translation adjustments in the table above are included in Equity in (losses) earnings of unconsolidated businesses (see Note 2 for additional information). The amounts reclassified to net income related to defined benefit pension and postretirement plans in the table above are included in Cost of services and Selling, general and administrative expense on our consolidated statements of income (see Note 10 for additional information). The amounts reclassified to net income related to unrealized gain (loss) on marketable securities in the table above are included in Other income and (expense), net on our consolidated statements of income. The amounts reclassified to net income related to unrealized gain (loss) on cash flow hedges in the table above are included in Other income and (expense), net and Interest expense on our consolidated statements of income (see Note 8 for additional information).